Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 14. Income Taxes
The Company recorded $1 of current income tax expense and $1 of current income tax benefit for the years ended December 31, 2022 and 2021, respectively.
The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate as follows:

	2022	2021
Federal tax at statutory rate	21.0%	21.0%
State income tax	4.4%	3.6%
Interest on convertible notes	(0.6)%	0.0%
Change in fair value of convertible notes derivative liability	(0.7)%	0.0%
Other	0.3%	(0.8)%
Change in valuation allowance	(24.4)%	(23.8)%

Total effective income tax rate	(0.0)%	(0.0)%

Significant components of deferred tax assets for federal and state income taxes were as follows:

($ in thousands)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$18,627	$17,538
Forward option-prepaid forward contracts, net	2,585	—
Finance charges and origination fees	1,028	—
Accrued compensation	130	—
Stock-based compensation	311	3
Section 174 research and development capitalization	434	—
Tax credits	715	648

Total deferred tax assets	23,830	18,189

Valuation allowance	(23,830)	(18,189)

Net deferred tax assets	$—	$—

In accordance with U.S. GAAP, a valuation allowance should be provided if it is more likely than not that some or all of the Company’s deferred tax assets will not be realized. The Company’s ability to realize the benefit of its deferred tax assets will depend on the generation of future taxable income. Due to the uncertainty of future profitable operations and taxable income, the Company has recorded a full valuation allowance against its net deferred tax assets. For the years ended December 31, 2022 and 2021, the net increase in the valuation allowance was $5,641 and $869, respectively.
As of December 31, 2022 and 2021, the Company had federal net operating loss carryforwards of $82,265 and $78,127, respectively, of which $29,425 of federal net operating loss carryforwards post 2017 will be carried forward indefinitely. The remaining $52,840 of federal net operating loss carryforwards begin expiring in 2027. The Company also had $28,896 of state (Colorado, California, and Florida) net operating loss carryforwards, which will begin expiring in 2039. The Company has not used any net operating loss carryforwards to date.
The Company had federal energy credit carryforwards of $647 as of December 31, 2022 and 2021, which will expire starting in 2027 if not utilized. The Company has federal research and development credit carryforwards of $68 as of December 31, 2022, which will expire starting in 2042 if not utilized.
Pursuant to Internal Revenue Code (IRC) Sections 382 and 383, the Company’s ability to use NOL and research tax credit carry forwards to offset future taxable income may be limited if the Company experiences a cumulative change in ownership of more than 50% within a three-year testing period. The Company has not completed an ownership change analysis pursuant to IRC Section 382. If ownership changes within the meaning of IRC Section 382 are identified as having occurred, the amount of NOL and research tax credit carryforwards available to offset future taxable income and income tax liabilities in future years may be significantly restricted or eliminated. Further, deferred tax assets associated with such NOLs, and research tax credits could be significantly reduced upon realization of an ownership change within the meaning of IRC Section 382.

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The Company files U.S. federal and state tax returns with varying statutes of limitations. Due to net operating loss and credit carryforwards, the 2019 to 2022 tax years remain subject to examination by the U.S. federal and some state authorities. The actual amount of any taxes due could vary significantly depending on the ultimate timing and nature of any settlement.
Uncertain Tax Benefits
The Company uses the “more likely than not” criterion for recognizing the income tax benefit of uncertain income tax positions and establishing measurement criteria for income tax benefits. The Company had no uncertain tax benefits as of December 31, 2022 and 2021. The Company does not anticipate any significant changes to unrecognized tax benefits over the next 12 months as of December 31, 2022.